Leases (Details) - Schedule of Components of Lease Costs - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Leases [Abstract]
Operating lease cost for fixed payments	¥ 160,986	¥ 187,653
Short - term lease costs	5,869	8,414
Variable lease costs	13,320	2,324
Total lease costs	¥ 180,175	¥ 198,391